INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
INCOME TAXES
Net operating losses carried forward	$ 1,025,441	$ 767,588
Less: Valuation allowance	(1,025,441)	(767,588)
Net deferred tax assets	$ 0	$ 0